Business Combinations - Skillsoft (Details) - USD ($) $ in Thousands			4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2022	Jun. 11, 2021	Jun. 11, 2021	Jan. 31, 2022	Jan. 31, 2022	Apr. 30, 2022	Jul. 31, 2021
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill				$ 795,811	$ 795,811	$ 1,104,332
Impact of Adoption
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill							$ 123,500
Trademarks and trade names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Life	13 years 9 months 18 days
Customer relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Life	5 years 9 months 18 days
SLH
Business Acquisition [Line Items]
Cash payments		$ 505,000
Second Out Term Loan		20,000
Cash settlement of seller transaction costs and other		1,308
Total Purchase Price		832,683
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash, cash equivalents and restricted cash		120,273	$ 120,273
Current assets		119,553	119,553
Property and equipment		12,457	12,457
Intangible assets		765,098	765,098
Long term assets		18,629	18,629
Total assets acquired		1,036,010	1,036,010
Current liabilities		(49,406)	(49,406)
Debt, including accounts receivable facility		(552,977)	(552,977)
Deferred revenue		(237,347)	(237,347)
Deferred and other tax liabilities		(83,779)	(83,779)
Long term liabilities		(18,324)	(18,324)
Total liabilities assumed		(941,833)	(941,833)
Net assets acquired		94,177	94,177
Goodwill		738,506	738,506
Total purchase price		832,683	832,683
Intangible assets		765,098	765,098
Acquisition related expenses			4,300	$ 5,500	$ 9,800
SLH | As Previously Reported
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Cash, cash equivalents and restricted cash		120,273	120,273
Current assets		118,847	118,847
Property and equipment		10,825	10,825
Intangible assets		769,799	769,799
Long term assets		18,629	18,629
Total assets acquired		1,038,373	1,038,373
Current liabilities		(49,056)	(49,056)
Debt, including accounts receivable facility		(552,977)	(552,977)
Deferred revenue		(123,300)	(123,300)
Deferred and other tax liabilities		(99,699)	(99,699)
Long term liabilities		(18,325)	(18,325)
Total liabilities assumed		(843,357)	(843,357)
Net assets acquired		195,016	195,016
Goodwill		637,667	637,667
Total purchase price		832,683	832,683
Intangible assets		769,799	769,799
SLH | Impact of Adoption
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Current assets		706	706
Property and equipment		1,632	1,632
Intangible assets		(4,701)	(4,701)
Total assets acquired		(2,363)	(2,363)
Current liabilities		(350)	(350)
Deferred revenue		(114,047)	(114,047)
Deferred and other tax liabilities		15,920	15,920
Long term liabilities		1	1
Total liabilities assumed		(98,476)	(98,476)
Net assets acquired		(100,839)	(100,839)
Goodwill		100,839	100,839
Intangible assets		(4,701)	(4,701)
SLH | Trademarks and trade names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Indefinite lived intangible assets		84,700	84,700
Finite lived intangible assets		$ 5,800	5,800
Life		9 years 7 months 6 days
SLH | Courseware
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets		$ 186,600	186,600
Life		5 years
SLH | Proprietary delivery and development software
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets		$ 114,598	114,598
SLH | Proprietary delivery and development software | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Life		2 years 6 months
SLH | Proprietary delivery and development software | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Life		7 years 7 months 6 days
SLH | Publishing rights
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets		$ 41,100	41,100
Life		5 years
SLH | Customer relationships
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets		$ 271,400	271,400
Life		12 years 7 months 6 days
SLH | Backlog
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Finite lived intangible assets		$ 60,900	$ 60,900
Life		4 years 7 months 6 days
SLH | Class A Common Stock
Business Acquisition [Line Items]
Common Stock		$ 258,000
SLH | Class B Common Stock
Business Acquisition [Line Items]
Common Stock		$ 48,375